UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	06/30/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1%
Alabama - .6%
Jefferson County,
GO, Refunding, Series 2018 A	5.00	4/1/22	1,800,000	1,982,196
Arizona - 3.6%
Arizona School Facilities Board,
COP	5.00	9/1/20	2,500,000	2,670,975
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue Bonds	5.00	7/1/21	3,880,000	4,234,438
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue Bonds	5.00	1/1/21	5,000,000	5,393,650
				12,299,063
Arkansas - .3%
Arkansas Development Finance
Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/20	1,070,000	1,120,793
California - 2.6%
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/21	1,050,000	1,160,187
Golden State Tobacco Securitization
Corporation,
Revenue Bonds	5.00	6/1/21	2,700,000	2,921,535
Los Angeles Department of Airports,
Subordinate Revenue Bonds (Los
Angeles International Airport)	5.00	5/15/22	1,000,000	1,111,460
Los Angeles Harbor Department,
Revenue Bonds	5.00	8/1/21	3,400,000	3,705,082
				8,898,264
Colorado - 2.6%
Colorado Springs,
Utilities Revenue Bonds, Refunding,
Series 2017 A-3	5.00	11/15/22	5,000,000	5,624,100
Denver City & County Airport,
Revenue Bonds, Refunding	5.00	11/15/22	3,000,000	3,338,580
				8,962,680
Connecticut - 1.1%
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	8/1/19	1,500,000	1,551,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Connecticut - 1.1% (continued)
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	9/1/21	2,000,000	2,160,500
				3,711,650
District of Columbia - 2.4%
District of Columbia,
Income Tax Secured Revenue Bonds	5.00	12/1/20	1,460,000	1,530,226
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/22	4,635,000	5,167,979
Metropolitan Washington D. C. Airports
Authority,
Airport System Revenue Bonds,
Refunding, Series 2018 A	5.00	10/1/22	1,200,000	1,337,988
				8,036,193
Florida - 12.9%
Central Expressway Authority,
Revenue Bonds, Refunding (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/22	1,750,000	1,949,867
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue Bonds	5.00	6/1/20	5,700,000	5,954,562
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue
Bonds	5.00	6/1/20	6,950,000	7,361,787
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue Bonds	5.00	10/1/20	1,000,000	1,068,680
Gainesville Utilities System,
Revenue Bonds	5.00	10/1/22	2,250,000	2,524,275
Greater Orlando Aviation Authority,
Airport Facilities Revenue Bonds	5.00	10/1/20	1,000,000	1,066,860
Hillsborough County,
Solid Waste and Resource Recovery
Revenue Bonds	5.00	9/1/21	1,240,000	1,345,822
Jacksonville,
Sales Tax Revenue Bonds, Refunding	5.00	10/1/24	3,000,000	3,338,520
Lee County,
Solid Waste System Revenue Bonds	5.00	10/1/21	3,150,000	3,384,643
Miami-Dade County,
Aviation Revenue Bonds	5.00	10/1/20	3,100,000	3,306,553
Orlando Utilities Commission,
Utility System Revenue Bonds	5.00	10/1/21	2,400,000	2,636,928
Orlando Utilities Commission,
Utility System Revenue Bonds	5.25	10/1/21	1,660,000	1,836,890

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Florida - 12.9% (continued)
Orlando-Orange County Expressway
Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/21	4,710,000	5,005,882
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue Bonds
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/21	1,500,000	1,641,660
South Florida Water Management
District,
COP (Master Lease Purchase
Agreement)	5.00	10/1/20	1,500,000	1,604,745
				44,027,674
Georgia - 3.1%
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/20	1,800,000	1,911,618
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/21	2,000,000	2,175,380
Main Street Natural Gas, Inc.,
Gas Project Revenue Bonds (Guaranty
Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,046,240
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,351,994
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,090,880
				10,576,112
Illinois - 9.7%
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/21	1,795,000	1,923,127
Chicago,
Second Lien Wastewater Transmission
Revenue Bonds	5.00	1/1/20	1,985,000	2,068,648
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/20	1,000,000	1,066,460
Chicago,
Waterworks Revenue Bonds, Refunding	5.00	11/1/21	1,315,000	1,428,958
Chicago,
Waterworks Revenue Bonds, Refunding	5.00	11/1/22	1,200,000	1,329,048
Chicago Board of Education,
GO, Refunding (Insured; Assured
Guaranty Municipal Corporation) Series
2018 A	5.00	12/1/23	1,000,000	1,098,140
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/19	1,700,000	1,777,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 9.7% (continued)
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/20	1,850,000	1,984,051
Illinois Finance Authority,
Revenue Bonds (OFS Healthcare
System)	5.00	11/15/20	2,405,000	2,569,189
Illinois Finance Authority,
Revenue Bonds (The University of
Chicago)	5.00	10/1/20	1,200,000	1,284,060
Illinois Finance Authority,
Revenue Bonds (The University of
Chicago)	5.00	10/1/20	2,590,000	2,771,429
Northern Illinois Municipal Power
Agency,
Power Project Revenue Bonds (Prairie
State Project)	5.00	12/1/20	1,000,000	1,068,300
Northern Illinois Municipal Power
Agency,
Power Project Revenue Bonds,
Refunding, Series 2016 A	5.00	12/1/21	4,800,000	5,232,624
Railsplitter Tobacco Settlement
Authority,
Revenue Bonds	5.00	6/1/22	3,220,000	3,540,809
Springfield,
Senior Lien Electric Revenue Bonds	5.00	3/1/20	2,000,000	2,097,160
University of Illinois,
Revenue Bonds, Refunding (Auxiliary
Facilities System) Ser. C	5.00	4/1/25	1,470,000	1,583,308
				32,823,171
Indiana - 2.2%
Indiana Finance Authority,
Hospital Revenue Bonds, Refunding
(Parkview Health)	5.00	11/1/21	1,000,000	1,097,450
Indiana Finance Authority,
Hospital Revenue Bonds, Refunding
(Parkview Health)	5.00	11/1/22	1,135,000	1,271,949
Indianapolis Local Public Improvement
Bond Bank,
Revenue Bonds (Indianapolis Airport
Authority Project)	5.00	1/1/21	3,870,000	4,158,973
Richmond Hospital Authority,
Revenue Bonds (Reid Hospital Project)	5.00	1/1/20	1,000,000	1,045,920
				7,574,292
Louisiana - 1.3%
East Baton Rouge Sewerage Commission,
Revenue Bonds	5.00	2/1/20	1,000,000	1,050,670

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Louisiana - 1.3% (continued)
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue Bonds	5.00	6/1/20	3,100,000	3,283,675
				4,334,345
Maryland - .8%
Baltimore Convention Center Hotel,
Revenue Bonds (Convention Center
Hotel Project)	5.00	9/1/21	1,000,000	1,081,200
Maryland Health and Higher Educational
Facilities Authority,
Revenue Bonds (University of Maryland
Medical System Issue)	5.00	7/1/22	1,600,000	1,786,656
				2,867,856
Massachusetts - 1.1%
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/21	750,000	812,123
Massachusetts Port Authority,
Revenue Bonds, Refunding	5.00	7/1/22	2,770,000	3,072,872
				3,884,995
Michigan - 5.6%
Michigan Building Authority,
Revenue Bonds (Facilities Program)	5.00	4/15/20	2,200,000	2,324,542
Michigan Finance Authority,
HR (Henry Ford Health System)	5.00	11/15/21	1,125,000	1,225,507
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/20	1,000,000	1,058,570
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (School District of the
City of Detroit State Qualified Unlimited
Tax GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,361,860
Michigan Finance Authority,
Student Loan Revenue Bonds	5.00	11/1/19	1,600,000	1,662,544
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue Bonds	5.00	1/1/21	3,000,000	3,103,560
Wayne County Airport Authority,
Airport Revenue Bonds (Detroit
Metropolitan Wayne County Airport)	5.00	12/1/19	5,000,000	5,218,300

18,954,883

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue Bonds	5.00	1/1/20	1,100,000	1,153,504
Missouri - 2.6%
Kansas City,
Sanitary Sewer System Improvement
Revenue Bonds	4.00	1/1/21	1,000,000	1,053,680
Missouri Development Finance Board,
Infrastructure Facilities Revenue Bonds
(Branson Landing Project)	5.00	6/1/20	3,960,000	4,193,086
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue Bonds (Saint
Luke's Health System, Inc.)	5.00	11/15/20	1,070,000	1,148,966
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue Bonds (Prairie
State Project)	5.00	12/1/19	2,335,000	2,441,616
				8,837,348
Nevada - 2.5%
Clark County,
Limited Tax GO Bond Bank Bonds
(Additionally Secured by Pledged
Revenue Bonds)	5.00	11/1/21	3,100,000	3,408,388
Clark County School District,
GO, Refunding	5.00	6/15/22	1,050,000	1,161,468
Clark County School District,
Limited Tax GO	5.00	6/15/21	3,500,000	3,795,120
				8,364,976
New Jersey - 5.6%
New Jersey Economic Development
Authority,
Revenue Bonds	5.00	6/15/21	1,300,000	1,383,837
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.00	6/15/20	1,275,000	1,335,027
New Jersey Educational Facilities
Authority,
Higher Education Facilities Trust Fund
Revenue Bonds	5.00	6/15/19	1,980,000	2,035,420
New Jersey Educational Facilities
Authority,
Revenue Bonds (Stockton University
Issue)	5.00	7/1/21	2,190,000	2,340,475
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/20	2,000,000	2,123,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 5.6% (continued)
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue Bonds	5.00	12/1/20	3,000,000		3,198,330
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue Bonds,
Refunding, Series 2018 B	5.00	12/1/21	2,280,000		2,473,002
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/23	1,040,000		1,158,924
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/24	2,500,000		2,819,425
					18,867,640
New York - 10.3%
Long Island Power Authority,
Electric System General Revenue
Bonds, 1 Month LIBOR + .88%	2.27	11/1/18	2,500,000	[a]	2,500,925
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/20	1,500,000		1,614,315
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/20	1,500,000		1,614,315
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/21	1,000,000		1,100,610
Nassau County,
GO (General Improvement)	5.00	1/1/20	5,000,000		5,246,250
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport Terminals)	5.00	1/1/23	3,580,000		3,939,038
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(Terminal One Group Association, L.P.
Project)	5.00	1/1/19	4,000,000		4,065,120
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000		3,623,550
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/21	2,500,000		2,725,350
Port Authority of New York and New
Jersey,
Revenue Bonds (Consolidated Bonds-
Two Hundred Second)	5.00	10/15/21	2,000,000		2,182,360
Triborough Bridge and Tunnel Authority,
General Revenue Bonds (MTA Bridges
and Tunnels), 1 Month LIBOR + .35%	1.68	12/3/19	5,000,000	[a]	5,005,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 10.3% (continued)
TSASC Inc.,
Subordinate Tobacco Settlement Bonds	5.00	6/1/20	1,500,000		1,577,280
					35,194,563
Ohio - .4%
Franklin County,
Hospital Facilities Improvement
Revenue Bonds (OhioHealth
Corporation)	5.00	5/15/21	1,275,000		1,384,000
Oklahoma - .4%
Oklahoma Turnpike Authority,
Oklahoma Turnpike System Second
Senior Revenue Bonds	5.00	1/1/21	1,275,000		1,371,823
Pennsylvania - 7.6%
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/23	1,000,000		1,113,380
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Series 2018 B, MUNIPSA + .42%	1.93	9/1/22	5,000,000	[a]	5,001,500
Montgomery County Higher Education
and Health Authority,
Revenue Bonds, Refunding, (Thomas
Jefferson University) Ser. C, MUNIPSA +
.72%	2.23	9/1/23	2,000,000	[a]	2,000,000
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (University of
Pittsburgh Medical Center)	4.00	3/15/20	1,700,000		1,764,634
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (University of
Pittsburgh Medical Center)	5.00	2/1/22	1,665,000		1,829,952
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue Bonds	5.00	6/1/21	2,135,000		2,313,956
Philadelphia,
Gas Works Revenue Bonds	5.00	8/1/20	4,335,000		4,599,218
Philadelphia,
Gas Works Revenue Bonds	5.00	10/1/21	1,200,000		1,305,804
Philadelphia School District,
GO	5.00	9/1/21	4,250,000		4,491,357
Southeastern Pennsylvania
Transportation Authority,
Revenue Bonds, Refunding	5.00	3/1/21	1,350,000		1,455,867
					25,875,668

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Rhode Island - 1.3%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue Bonds
(Lifespan Obligation Group Issue)	5.00	5/15/21	2,250,000		2,416,882
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/20	2,020,000		2,133,827
					4,550,709
Tennessee - 1.6%
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue Bonds	5.25	9/1/21	2,000,000		2,180,740
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue Bonds
(Guaranteed Agreement; Goldman
Sachs Group, Inc.)	5.00	2/1/21	2,905,000		3,106,956
					5,287,696
Texas - 14.1%
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/21	1,000,000		1,065,340
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds, Refunding
(IDEA Public Schools) (Insured; Texas
Permanent School Fund Guarantee
Program)	4.00	8/15/22	1,600,000		1,714,688
Dallas County,
Combination Tax and Parking Garage
Revenue Bonds Certificates of
Obligation	5.00	8/15/20	5,000,000		5,340,450
Denton,
Utility System Revenue Bonds	5.00	12/1/21	1,250,000		1,372,600
Grand Parkway Transportation
Corporation,
BAN	5.00	2/1/23	5,000,000		5,558,000
Harris County-Houston Sports Authority,
Senior Lien Revenue Bonds	5.00	11/15/19	1,500,000		1,565,730
Houston,
Combined Utility System First Lien
Revenue Bonds, MUNIPSA + .90%	2.41	5/1/20	5,000,000	[a]	5,033,300
Houston,
GO, Refunding	5.00	3/1/22	1,500,000		1,658,055
Houston Convention and Entertainment
Facilities Department,
Hotel Occupancy Tax and Special
Revenue Bonds	5.00	9/1/20	1,000,000		1,063,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Texas - 14.1% (continued)
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/20	1,000,000	1,069,050
Lower Colorado River Authority,
Transmission Contract Revenue Bonds
(Lower Colorado River Authority
Transmission Services Corporation
Project)	4.00	5/15/20	1,000,000	1,041,690
Lower Colorado River Authority,
Transmission Contract Revenue Bonds
(Lower Colorado River Authority
Transmission Services Corporation
Project)	5.00	5/15/20	1,075,000	1,139,479
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/21	1,000,000	1,075,430
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/22	2,910,000	3,201,175
North Texas Tollway Authority,
Second Tier System Revenue Bonds	5.00	1/1/20	1,025,000	1,075,174
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/21	2,040,000	2,205,546
Rockwall,
Improvement GO	5.00	8/1/20	4,695,000	5,001,959
Texas,
GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000	4,481,646
Texas A&M University,
Financing Systems Revenue Bonds,
Refunding	5.00	5/15/22	1,000,000	1,113,830
Texas Transportation Commission,
State Highway Fund First Tier Revenue
Bonds	5.00	10/1/21	2,000,000	2,196,120
				47,973,252
Utah - .7%
Salt Lake City,
Airport Revenue Bonds (Salt Lake
International Airport)	5.00	7/1/22	2,000,000	2,210,600
Virginia - .3%
Fairfax County Industrial Development
Authority,
Health Care Revenue Bonds (Inova
Health System Project)	5.00	5/15/21	1,000,000	1,087,530
Washington - .9%
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	4/1/20	3,000,000	3,158,220

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Wisconsin - .6%
Public Finance Authority of Wisconsin,
Lease Development Revenue Bonds
(KU Campus Development Corporation
- Central District Development Project)	5.00	3/1/20	2,000,000	2,108,280
Total Investments (cost $339,292,628)			99.1%	337,479,976
Cash and Receivables (Net)			0.9%	2,915,709
Net Assets			100.0%	340,395,685

LIBOR—London Interbank Offered Rate
MUNIPSA—SIFMA Municipal Swap Index Yield

[a]	Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	337,479,976	-	337,479,976

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2018, accumulated net unrealized depreciation on investments was $1,812,652, consisting of $650,423 gross unrealized appreciation and $2,463,075 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)